Revenue - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statements [Line Items]
Revenue from contracts with customers	¥ 231,274	¥ 216,931
Revenue from performance obligations	78,149	76,405
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers	¥ 6,917	¥ 7,271
Bottom of range [member]
Statements [Line Items]
Remaining performance obligation expected timing of satisfaction	1 year	1 year
Top of range [member]
Statements [Line Items]
Remaining performance obligation expected timing of satisfaction	3 years	3 years